Inventories (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	kr 14,398	kr 0
Work in progress	13,723	0
Finished goods	36,919	0
Total	65,040	0
Direct costs	48,224	0
Indirect production costs	kr 16,816	kr 0